Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with GAAP. Any reference in these notes to applicable guidance is meant to refer to GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reverse Stock Split and Exchange Ratio
Reverse Stock Split and Exchange Ratio
Upon the closing of the Merger, each outstanding share of Legacy Tectonic’s common stock, including outstanding and unvested restricted stock, was converted into the right to receive a number of shares of AVROBIO’s common stock based on the Exchange Ratio of 0.53, after giving effect to the
1-for-12
reverse stock split of AVROBIO common stock that was effected on June 20, 2024. The exchange ratio was retroactively applied to all outstanding common shares, convertible preferred shares, stock options and restricted stock.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant items subject to such estimates and assumptions include those related to the valuation of stock-based awards, income taxes, the fair value determination of the SAFEs and certain research and development accruals. Management’s estimates are based on historical experience and various other assumptions that it believes are reasonable under the circumstances. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Foreign Currency
Foreign Currency
The operations of each of the Company’s entities are measured using the currency of the primary economic environment in which the subsidiary operates (“functional currency”). Assets and liabilities of foreign subsidiaries whose functional currency is the local currency are translated into U.S. dollars using period-end
exchange rates. Expenses are translated at the average exchange rate in effect during each fiscal month during the year. The effects of foreign currency translation adjustments are included as a component of Accumulated other comprehensive income (loss) in the Consolidated Balance Sheets.

Segment Information
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is made available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company’s CODM is its chief executive officer, who reviews financial information on a consolidated basis for the purpose of making operating decisions, assessing financial performance and allocating resources. The Company has one reportable segment and manages its operations on a consolidated basis for the purposes of assessing performance and making operating decisions. See Note 16,
Segment Information
for additional information regarding the Company’s segment information.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2024 and 2023, cash equivalents consisted of cash on deposit with banks denominated in U.S. dollars and investment in money market funds.
The Company classifies all cash whose use is limited by contractual provisions as restricted cash. Restricted cash arises from the requirement for the Company to maintain cash of $0.6 million as collateral in connection with a letter of credit issued with the corporate headquarters and lab space lease agreement entered into on November 19, 2020. The Company may not access these funds until after the expiration of the lease term on January 31, 2026. The Company has classified the certificate of deposits collateralizing the letter of credits issued as a security deposit as restricted cash in the noncurrent asset section of the Consolidated Balance Sheets.

Concentrations of Credit Risk and Off-Balance Sheet Risk
Concentrations of Credit Risk
and Off-Balance Sheet
Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. Periodically, the Company maintains deposits in accredited financial institutions in excess of governmental insured limits. The Company deposits its cash and cash equivalents in financial institutions that it believes have a high credit quality and have not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of each asset, generally three
to five years. Leasehold improvements are amortized over the shorter of the assets’ expected useful life or the remaining lease term
.
Construction-in-progress
reflects amounts incurred for property and equipment for use in the research and development process and have not yet been placed in service and are not depreciated or amortized. Expenditures for major renewals and improvements that extend the useful life of the asset are capitalized as part of the asset. Expenditures for repairs and maintenance are expensed as incurred.
Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, which consist primarily of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying amount of the asset is not recoverable, an impairment will be recognized and measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairment was identified during the years ended December 31, 2024 and 2023.

Fair Value Measurements
Fair Value Measurements
The Company assesses the fair value of financial instruments as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:
Level
 1
—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that are accessible at the measurement date;
Level
 2
—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar asset or liabilities in markets that are not active or valuations with significant inputs other than quoted prices that are observable, either directly or indirectly; and,
Level
 3
—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
Financial instruments are categorized in their entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire fair value measurement.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist primarily of costs incurred for research activities, including discovery efforts and the development of the

Company’s programs and platform and include (1) expenses incurred in connection with research and the preclinical and clinical development of the Company’s programs and product candidates, including agreements with third parties and contract research organizations (“CROs”), (2) costs related to manufacturing material for preclinical studies and clinical trials, including fees paid to contract development and manufacturing organizations (“CDMOs”), (3) employee-related expenses, including salaries and bonuses, related benefits and stock-based compensation expense, for employees engaged in research and development functions (4) facilities, depreciation and other expenses related to research and development activities, which include direct or allocated expenses for rent, maintenance of facilities and utilities, (5) licensing and license maintenance fees incurred under license agreements where no alternative future use exists, and (6) costs related to compliance with regulatory requirements.
The Company’s accruals for research and development activities performed by third parties are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses and other current liabilities on the Consolidated Balance Sheets. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accruals accordingly. These vendors generally bill monthly for services performed, or bill based upon milestone achievement. The Company accrues expenses based upon estimates of percentage of work completed and the contract milestones remaining. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered. The Company estimates the period over which such services will be performed based on the terms of the agreements as well as the level of effort to be expended in each period.

Leases
Leases
The Company accounts for leases in accordance with ASC Topic 842,
Leases
(“ASC 842”). The Company determines if an arrangement is or contains a lease and the classification of that lease at inception of the contract. The Company’s operating and finance lease assets are included in right-of-use
assets, net, and the current and
non-current
portions of the finance and operating lease liabilities are included in lease liabilities, and lease liabilities, non-current, respectively,
on the balance sheets.
Right-of-use
assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date.
Right-of-use
assets are based on the corresponding lease liability adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. The Company does not account for renewals or early terminations unless it is reasonably certain to exercise these options at commencement. Operating lease expense is recognized on a straight-line basis over the lease term. For finance leases, right of use assets are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the leased assets. The Company accounts for lease and non-lease
components as a single lease component for operating leases. The discount rate used to calculate the present value of the Company’s lease liabilities is based on either an explicit rate stipulated in the contract for finance leases or the incremental borrowing rate based on the information available at the lease commencement date. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, in an economic environment where the leased asset is located. The Company determines the incremental borrowing rate by considering various factors, such as its credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, the lease term and the currency in which the lease was denominated. The Company has elected the practical expedient to not recognize leases with a lease term of twelve months or less on the balance sheet (“short-term leases”) and will recognize lease payments for such short-term leases as an expense on a straight-line basis.

Simple Agreements for Future Equity
Simple Agreements for Future Equity
SAFE instruments do not represent legal form debt (i.e., no creditor rights), but allow for redemption based upon certain triggering events that are outside of the control of the Company. The Company accounts for the

SAFE instruments as a liability at fair value on a recurring basis. Triggering events include an equity financing, public listing transaction, change of control or dissolution. Changes in the liability’s fair value are recognized in the Company’s statements of operations and comprehensive loss. The SAFE liabilities were adjusted to fair value upon the closing of the Merger and all SAFE instruments were converted to common stock of AVROBIO pursuant to the Merger Agreement. The SAFEs were redeemed for common stock shares upon closing of the Merger.

Redeemable Convertible Preferred Stock
Convertible Preferred Stock
The Company recorded all shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. Convertible preferred stock was recorded outside of permanent equity because while it was not mandatorily redeemable, in certain events considered not solely within the Company’s control, such as a merger, acquisition, or sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the convertible preferred stock became redeemable at the option of the holders of at least a majority of the then outstanding preferred shares. The Company did not adjust the carrying value of the convertible preferred stock to its liquidation preference because a deemed liquidation event obligating the Company to pay the liquidation preference to holders of shares of convertible preferred stock was not probable of occurring. All outstanding shares of convertible preferred stock were converted to common stock shares upon the closing of the Merger.

Stock-Based Compensation
Stock-Based Compensation
Prior to being publicly traded, the fair value of the Company’s common stock underlying the stock options was determined by the Board of Directors with assistance from management and, in part, on input from an independent third-party valuation firm. The Board of Directors determined the fair value of common stock by considering a number of objective and subjective factors, including valuations of comparable companies, sales of convertible preferred stock, operating and financial performance, the lack of liquidity of the Company’s common stock and the general and industry-specific economic outlook. Subsequent to the Merger, the fair value of the Company’s common stock is based on the closing quoted market price of its common stock as reported by the NASDAQ Select Market on the date of grant.
The Company utilizes the Black-Scholes-Merton (“BSM”) option pricing model to determine the estimated fair value of options granted to employees and non-employees,
including directors. In addition to the fair value of the Company’s common stock, the BSM mode requires the input of several assumptions. These assumptions include:

•
Expected Term—The expected life represents the period of time that the stock options are expected to be outstanding. Because the Company does not have substantial historical exercise behavior, it determines the expected term in accordance with the simplified method, which is an average of the contractual term of the stock option and its vesting period.

•
Expected Volatility—The estimated volatility is determined by evaluating the average historical volatility of a peer group of companies for the period preceding the stock option grant for a term that is approximately equal to the stock options’ expected term.

•
Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield currently available on U.S. Treasury issues with a term that is equal to the stock options’ expected term at the grant date.

•	Expected Dividend—The expected dividend yield is assumed to be zero as the Company has not declared or paid dividends to date and does not anticipate declaring dividends for the foreseeable future.
Restricted stock units (RSUs) are measured and recognized over the vesting period and are based on the quoted market price of the Company’s stock on the grant date.

All stock-based compensation expense is recorded in research and development expense or general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss, on the basis of the respective employee and nonemployee’s role within the Company.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740,
 Income Taxes
 (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determined deferred tax assets and liabilities on the basis of the differences between the consolidated financial statements and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies,
and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process
in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition
threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Net Loss per Share
Net Loss per Share
Basic and diluted net loss per common share is presented in conformity with ASC 260,
 Earning Per Share,
 for all periods presented. In accordance with this guidance, basic and diluted net loss per common share is determined by dividing the net loss by the weighted-average number of common shares outstanding during the period. Basic net loss and diluted net loss per share are calculated without consideration of potentially dilutive securities.

Related Party Transactions	Related Party Transactions The Company applies ASC 850, Related Party Disclosure s, for the identification of related parties and disclosure of related party transactions.
Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. The comprehensive loss for the Company equals its net loss plus changes in foreign currency translation for all periods presented.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB under its ASCs or other standard setting bodies and adopted by the Company as of the specified effective date, unless otherwise discussed below.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes
(Topic 740) (“ASU
2023-09”),
which enhances the income tax disclosure requirements for public entities on an annual basis. Under ASU
2023-09,
public entities will be required to disclose in their rate reconciliation, on an annual basis, both percentages and amounts in their reporting currency for certain categories in a tabular format, with accompanying qualitative disclosures. The amendments in ASU
2023-09
are effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-09
on its consolidated financial statements.
In November 2024, the FASB issued ASU
No. 2024-03
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures
(Subtopic
220-40)
(“ASU
2024-03”),
which requires disaggregated disclosure of certain income statement captions within the footnotes to the financial statements. The amendments in ASU
2024-03
are effective for fiscal years beginning after December 15, 2026, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-09
on its consolidated financial statements.